Prepayments, Other Receivables and Other Assets, Net	12 Months Ended
Dec. 31, 2022
Prepayments, other receivables and other assets, net [Abstract]
Prepayments, other receivables and other assets, net

17. Prepayments, other receivables and other assets, net

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Non-current
Prepayments	85	213
Deposits	110,127	94,858
Other receivables	24	146
Total	110,236	95,217
Current
Prepayments	27,628	29,368
Deposits	116	244
Other receivables	7,587	4,489
	35,331	34,101
Less: provision	(20)	—
Total	35,311	34,101

Provisions were nil and RMB20 as of December 31, 2021 and 2022, respectively. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.

The movements in allowance for ECLs are as follows:

	2022		2021
	RMB’000		RMB’000
At the beginning of the year	—	*	—
Impairment losses, net	20		—	*
Amount written off as uncollectible	—		—
At the end of the year	20		—	*

*	Less than RMB1,000